Regulatory Matters - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Regulated Operations [Abstract]
Other income	$ 5.7	$ 6.0	$ 11.3	$ 12.7